Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Property and Equipment, Net
Property and Equipment, Net

5. Property and Equipment, Net

Property and equipment consist of the following (in thousands):

	September 30,	December 31,
	2019	2018
Research equipment	$9,746	$7,787
Leasehold improvements	5,365	4,825
Computer equipment	441	167
Furniture and fixtures	94	70
Construction in progress	787	1,027
Property and equipment, gross	16,433	13,876
Less: accumulated depreciation and amortization	(4,402)	(2,469)
Property and equipment, net	$12,031	$11,407

Construction in progress at September 30, 2019 consists of the costs incurred for research equipment and for the build-out of additional lab and office space and at December 31, 2018 consists of the costs incurred for the build-out of a manufacturing suite at the Company’s headquarters in Beltsville, Maryland.

Depreciation and amortization expense was $788,000 and $1,933,000 for the three and nine months ended September 30, 2019, respectively, and $396,000 and $1,159,000 for the three and nine months ended September 30, 2018, respectively.

4. Property and Equipment, Net

Property and equipment consist of the following (in thousands):

	December 31,
	2018	2017
Research equipment	$7,787	$6,213
Leasehold improvements	4,825	564
Computer equipment	167	111
Furniture and fixtures	70	33
Construction in progress	1,027	3,892
Property and equipment, gross	13,876	10,813
Less: accumulated depreciation and amortization	(2,469)	(792)
Property and equipment, net	$11,407	$10,021

Construction in progress at December 31, 2018 consists of the costs incurred for research equipment.

Depreciation and amortization expense was $1.7 million and $582,000 for the years ended December 31, 2018 and 2017, respectively.